Shareholder Fees {- Fidelity Minnesota Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Minnesota Municipal Income Fund PRO-08 | Fidelity Minnesota Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none